Financial Instruments, Financial Risks and Capital Management (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments, Financial Risks and Capital Management [Abstract]
Schedule of Financial Instruments	The following table sets out the financial instruments as at the end of the reporting period:
	June 30, 2023	December 31, 2022
	EUR	EUR
Financial assets
Financial assets at amortized cost	4,717,014	383,890

Financial liabilities
Financial liabilities at amortized cost	720,048	896,422
Lease liabilities	4,697	307,410

Schedule of Current Credit Risk Grading Framework Comprises	The Group’s current credit risk grading framework comprises the following categories:
Category	Description	Basis of recognizing ECL
Low risk	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.	Lifetime ECL—not credit-impaired
In default	There is evidence indicating the asset is credit-impaired.	Lifetime ECL—credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.	Amount is written off

Schedule of the Credit Quality of the Group’s Financial Assets	The table below details the credit quality of the Group’s financial assets as well as maximum exposure to credit risk by credit risk rating grades:
Financial assets at amortized cost	12-month or lifetime ECL	Gross carrying amount EUR	Loss allowance EUR	Net carrying amount EUR
As at June 30, 2022
Trade receivables	Lifetime ECL – Not credit-impaired	70,834	-	70,834
Other receivables	12-month ECL	19,838	-	19,838
		90,672	-	90,672
As at December 31, 2022
Trade receivables	Lifetime ECL – Not credit-impaired	31,660	-	31,660
Other receivables	12-month ECL	5,001	-	5,001
		36,661	-	36,661
As at June 30, 2023
Trade receivables	Lifetime ECL – Not credit-impaired	33,726	-	33,726
Other receivables	12-month ECL	64,227	-	64,227
		97,953	-	97,953

Schedule of Details the Group’s Contractual Maturity	The following table details the Group’s contractual maturity for its non-derivative financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.
	Interest rate	On demand or within 1 year	Over 1 year	Total undiscounted cash flow	Total carrying amount
	%	EUR	EUR	EUR	EUR
June 30, 2022
Non-interest bearing	-	479,988	-	479,988	479,988
Fixed interest rate instruments	0.75	6,346	19,039	25,385	25,000
Lease liabilities	0.75	86,660	278,625	365,285	359,113

December 31, 2022
Non-interest bearing	-	874,506	-	874,506	874,506
Fixed interest rate instruments	0.75	6,346	15,866	22,212	21,916
Lease liabilities	0.75-8.1	82,666	229,562	312,228	307,410
June 30, 2023
Non-interest bearing	-	128,910	-	128,910	128,910
Fixed interest rate instruments	0.75	6,203	15,713	21,916	21,916
Lease liabilities	-	4,697	-	4,697	4,697